FAIR VALUE OF FINANCIAL INSTRUMENTS AND FINANCIAL RISK FACTORS - Disclosure of detailed information about contractual maturities relating to their undiscounted cash flows (Details) - CAD ($)
$ in Thousands
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	$ 89,247	$ 47,097
Long-term debt	25
Lease obligations	8,727	$ 4,370
Bank borrowings, undiscounted cash flows	97,999
Contractual Cash Flows
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	89,247
Long-term debt	25
Lease obligations	11,298
Bank borrowings, undiscounted cash flows	100,570
Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	89,247
Long-term debt	25
Lease obligations	1,584
Bank borrowings, undiscounted cash flows	90,856
1 to 3 years
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0
Long-term debt	0
Lease obligations	3,159
Bank borrowings, undiscounted cash flows	3,159
3 to 5 years
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0
Long-term debt	0
Lease obligations	2,939
Bank borrowings, undiscounted cash flows	2,939
More than 5 years
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0
Long-term debt	0
Lease obligations	3,616
Bank borrowings, undiscounted cash flows	$ 3,616